Investments - Available for sale fixed maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	$ 31,598		$ 36,144
Fixed maturities, available for sale, allowance for expected credit losses	28		0
Available for sale (AFS) fixed maturities	34,123		37,899
Total fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	31,598		36,144
Fixed maturities, available for sale, allowance for expected credit losses	28		0
Gross unrealized gains on fixed maturities	2,650		1,823
Gross unrealized losses on fixed maturities	(97)		(68)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	2,553		1,755
Available for sale (AFS) fixed maturities	34,123		37,899
U.S. Government and government agencies
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	40		38
Fixed maturities, available for sale, allowance for expected credit losses	0		0
Gross unrealized gains on fixed maturities	4		7
Gross unrealized losses on fixed maturities	0		0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	4		7
Available for sale (AFS) fixed maturities	44		45
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	3,053		4,080
Fixed maturities, available for sale, allowance for expected credit losses	0		0
Gross unrealized gains on fixed maturities	371		270
Gross unrealized losses on fixed maturities	(2)		(1)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	369		269
Available for sale (AFS) fixed maturities	3,422		4,349
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	31		31
Fixed maturities, available for sale, allowance for expected credit losses	0		0
Gross unrealized gains on fixed maturities	3		3
Gross unrealized losses on fixed maturities	0		0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	3		3
Available for sale (AFS) fixed maturities	34		34
Residential MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	1,954		1,909
Fixed maturities, available for sale, allowance for expected credit losses	3		0
Gross unrealized gains on fixed maturities	192		193
Gross unrealized losses on fixed maturities	(3)		(3)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	189		190
Available for sale (AFS) fixed maturities	2,140		2,099
Commercial MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	659		807
Fixed maturities, available for sale, allowance for expected credit losses	0		0
Gross unrealized gains on fixed maturities	40		28
Gross unrealized losses on fixed maturities	(1)		0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	39		28
Available for sale (AFS) fixed maturities	698		835
Collateralized loan obligations
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	3,490		3,401
Fixed maturities, available for sale, allowance for expected credit losses	10		0
Gross unrealized gains on fixed maturities	24		8
Gross unrealized losses on fixed maturities	(13)		(30)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	11		(22)
Available for sale (AFS) fixed maturities	3,491		3,379
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	5,099		5,265
Fixed maturities, available for sale, allowance for expected credit losses	11		0
Gross unrealized gains on fixed maturities	142		138
Gross unrealized losses on fixed maturities	(54)		(16)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	88		122
Available for sale (AFS) fixed maturities	5,176		5,387
Corporate and other
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	17,272		20,613
Fixed maturities, available for sale, allowance for expected credit losses	4	$ 0	0
Gross unrealized gains on fixed maturities	1,874		1,176
Gross unrealized losses on fixed maturities	(24)		(18)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	1,850		1,158
Available for sale (AFS) fixed maturities	$ 19,118		$ 21,771